3. Accounts Receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
3. Accounts Receivable, net

Note 3. Accounts Receivable, net

Accounts receivable, net, was comprised of the following as of June 30, 2016 and December 31, 2015:

	30-Jun-16	31-Dec-15

Gross accounts receivable	$154,222	$56,704
Less: allowance for doubtful accounts	(2,486)	(8,419)
Accounts receivable, net	$151,736	$48,285

The Company had bad debt expense during the six months ended June 30, 2016 and 2015 of $13,344 and $0, respectively. During the six months ended June 30, 2016 and 2015, the Company wrote-off old receivables and their related allowances for bad debts of $19,277 and $0, respectively.

Note 3. Accounts Receivable, net

Accounts receivable, net, was comprised of the following:

	December 31, 2015	December 31, 2014
Gross accounts receivable	$56,704	$66,980
Less: allowance for doubtful accounts	(8,419)	(9,338)
Accounts receivable, net	$48,285	$57,642

For the years ended December 31, 2015 and December 31, 2014, the Company had bad debt expense of $30,753 and $9,338, respectively.